Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2029
Amount Registered | shares	1,690,125,000
Proposed Maximum Offering Price per Unit	0.9997
Maximum Aggregate Offering Price	$ 1,689,617,962.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 233,336.24
Offering Note	GBP 1,250,000,000 aggregate principal amount of 5.200% Notes due 2029, GBP 1,000,000,000 aggregate principal amount of 5.550% Notes due 2032, GBP 1,000,000,000 aggregate principal amount of 6.250% Notes due 2038, and GBP 1,000,000,000 aggregate principal amount of 6.650% Notes due 2045 will be issued in this offering. The amount registered, the maximum aggregate offering price, and the amount of registration fee are based on the latest GBP/U.S. dollar exchange rate of GBP 1.00/$1.3521 announced by the U.S. Federal Reserve Board on September 4, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.550% Notes due 2032
Amount Registered | shares	1,352,100,000
Proposed Maximum Offering Price per Unit	0.99945
Maximum Aggregate Offering Price	$ 1,351,356,345.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 186,622.31
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.250% Notes due 2038
Amount Registered | shares	1,352,100,000
Proposed Maximum Offering Price per Unit	0.99775
Maximum Aggregate Offering Price	$ 1,349,057,775.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 186,304.88
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.650% Notes due 2045
Amount Registered | shares	1,352,100,000
Proposed Maximum Offering Price per Unit	0.99563
Maximum Aggregate Offering Price	$ 1,346,191,323.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 185,909.02
Offering Note	See Note 1.